Related party transactions (Details) - Schedule of net revenues – related parties - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Total	$ 213,172	$ 246,386
Nanjing Culture and Artwork Property Exchange Co., Ltd [Member]
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Relationship	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each beneficially owns 11.98% of our shares
Nature	Technological service fee revenue
Total	$ 41,571	20,425
Jinling Cultural Property Rights Exchange Co., Ltd [Member]
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Relationship	Owned by our 11.98% beneficial shareholder, Huajun Gao
Nature	Technological service fee revenue
Total	$ 21,042	20,425
Hunan Huaqiang Artwork Trading Center Co., Ltd [Member]
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Relationship	49% owned by Jinling Cultural Property Exchange Co., Ltd. which is owned by Oriental Culture's 11.98% beneficial shareholder, Huajun Gao
Nature	Technological service fee revenue
Total	$ 20,390	20,425
Nanjing Jinwang Art Purchase E-commerce Co., Ltd [Member]
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Relationship	Owned by Huajun Gao and Aimin Kong, each is a 11.98% shareholder of the Company
Nature	Technological service fee revenue
Total		49,020
Kashi Jinwang Art Purchase E-commerce Co., Ltd [Member]
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Relationship	100% owned by Nanjing Jinwang Art Purchase E-commerce Co., Ltd.
Nature	Technological service fee revenue
Total	$ 130,169	68,009
Nanjing Pusideng Information Technology Co., Ltd. (“Nanjing Pusideng”) [Member]
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Relationship	Mr. Yi Shao, chief executive officer and a member of the board of directors of the Company, was the 100% shareholder of Nanjing Pusideng as of June 14, 2019 and was the legal representative of Nanjing Pusideng as of November 20, 2019
Nature	Marketing service revenue
Total		$ 68,082